Lease Arrangements - Summary of Right of Use Asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Net finance lease receivable	£ 49	£ 57